CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2013	$ 1,983	$ 71,550	$ 8,608	$ 38,831	$ (30,054)	$ 4,567	$ 95,485
Balance, shares at Dec. 31, 2013	23,476
Changes during period:
Net income				30,429		2,478	32,907
Other comprehensive income (loss)			(10,458)			(594)	(11,052)
Dividend paid to non-controlling interests						(2,564)	(2,564)
Dividend paid				(15,697)			(15,697)
Dividend declared				(4,496)			(4,496)
Balance at Dec. 31, 2014	$ 1,983	71,550	(1,850)	49,067	(30,054)	3,887	94,583
Balance, shares at Dec. 31, 2014	23,476
Changes during period:
Net income				24,971		1,601	26,572
Other comprehensive income (loss)			(15,670)			(136)	(15,806)
Dividend paid to non-controlling interests						(1,229)	(1,229)
Dividend paid				(13,171)			(13,171)
Dividend declared				(3,128)			(3,128)
Balance at Dec. 31, 2015	$ 1,983	71,550	(17,520)	57,739	(30,054)	4,123	$ 87,821
Balance, shares at Dec. 31, 2015	23,476						23,475,431
Changes during period:
Net income				32,139		2,589	$ 34,728
Other comprehensive income (loss)			4,553			244	4,777
Dividend paid to non-controlling interests						(994)	(994)
Dividend paid				(13,968)			(13,968)
Dividend declared				(4,193)			(4,193)
Balance at Dec. 31, 2016	$ 1,983	$ 71,550	$ (12,967)	$ 71,717	$ (30,054)	$ 5,942	$ 108,171
Balance, shares at Dec. 31, 2016	23,476						23,475,431